Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Global Macro Capital Opportunities Portfolio
Entity Central Index Key	0001588812
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000134926
Shareholder Report [Line Items]
Fund Name	Global Macro Capital Opportunities Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Macro Capital Opportunities Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Emerging and Frontier Countries Equity Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Macro Capital Opportunities Portfolio	$126	1.09%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI Emerging Markets Equal Country Weighted Index (the Index):

↓ Zero-weights to Columbian and Hungarian equities detracted from performance as both markets rallied along with most Emerging Market (EM) equities

↓ An underweight to Egyptian equities detracted from performance. The position was sold before the end of the period

↑ An overweight to Greek equities contributed to relative performance due to positive progress on a robust reform agenda

↑ An out-of-Index allocation to Cyprus equities aided performance due to continued business friendly and pro-growth policies

↑ An overweight to South Korean equities contributed to performance as the newly elected President looked to improve corporate governance

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Global Macro Capital Opportunities Portfolio	MSCI Emerging Markets Index	Blended Index	MSCI Emerging Markets Equal Country Weighted Index	MSCI Frontier Markets Index
10/15	$10,000	$10,000	$10,000	$10,000	$10,000
11/15	$9,674	$9,610	$9,467	$9,378	$9,557
12/15	$9,555	$9,396	$9,408	$9,288	$9,528
1/16	$8,971	$8,786	$8,842	$8,806	$8,876
2/16	$8,911	$8,772	$9,048	$8,909	$9,186
3/16	$9,519	$9,933	$9,788	$10,123	$9,438
4/16	$9,531	$9,987	$10,060	$10,375	$9,727
5/16	$9,555	$9,614	$9,877	$9,894	$9,824
6/16	$9,864	$9,998	$9,830	$10,144	$9,483
7/16	$10,198	$10,501	$10,133	$10,644	$9,600
8/16	$10,401	$10,762	$10,114	$10,723	$9,491
9/16	$10,627	$10,901	$10,225	$10,685	$9,734
10/16	$10,567	$10,927	$10,280	$10,842	$9,695
11/16	$10,317	$10,424	$9,831	$10,088	$9,523
12/16	$10,378	$10,447	$10,116	$10,398	$9,782
1/17	$10,810	$11,018	$10,631	$10,765	$10,433
2/17	$11,025	$11,356	$10,726	$10,996	$10,395
3/17	$11,373	$11,642	$10,956	$11,197	$10,652
4/17	$11,613	$11,897	$11,167	$11,498	$10,776
5/17	$12,032	$12,249	$11,572	$11,842	$11,236
6/17	$12,152	$12,372	$11,618	$11,863	$11,305
7/17	$12,499	$13,110	$12,002	$12,397	$11,543
8/17	$12,631	$13,402	$12,345	$12,647	$11,969
9/17	$12,691	$13,349	$12,374	$12,450	$12,213
10/17	$13,159	$13,817	$12,509	$12,568	$12,363
11/17	$13,242	$13,845	$12,522	$12,448	$12,507
12/17	$13,638	$14,342	$13,068	$13,145	$12,898
1/18	$14,537	$15,537	$13,905	$14,074	$13,637
2/18	$13,949	$14,820	$13,524	$13,512	$13,434
3/18	$14,153	$14,545	$13,511	$13,365	$13,556
4/18	$13,866	$14,481	$13,332	$13,432	$13,129
5/18	$13,350	$13,967	$12,241	$12,471	$11,919
6/18	$12,883	$13,387	$11,872	$12,160	$11,497
7/18	$13,087	$13,681	$12,315	$12,623	$11,918
8/18	$12,703	$13,311	$11,778	$12,202	$11,275
9/18	$12,547	$13,241	$11,768	$12,188	$11,269
10/18	$11,673	$12,088	$11,221	$11,487	$10,871
11/18	$11,984	$12,586	$11,456	$11,718	$11,106
12/18	$11,650	$12,252	$11,185	$11,507	$10,781
1/19	$12,378	$13,325	$11,936	$12,505	$11,294
2/19	$12,439	$13,355	$11,943	$12,420	$11,385
3/19	$12,526	$13,467	$11,980	$12,347	$11,522
4/19	$12,575	$13,751	$12,096	$12,563	$11,542
5/19	$12,131	$12,753	$11,969	$12,029	$11,792
6/19	$12,810	$13,549	$12,415	$12,649	$12,063
7/19	$12,649	$13,383	$12,534	$12,573	$12,365
8/19	$12,094	$12,731	$12,008	$11,718	$12,168
9/19	$12,193	$12,974	$11,998	$11,928	$11,930
10/19	$12,526	$13,521	$12,213	$12,258	$12,027
11/19	$12,550	$13,502	$12,262	$12,190	$12,192
12/19	$13,116	$14,509	$12,907	$12,943	$12,721
1/20	$12,663	$13,833	$12,645	$12,424	$12,714
2/20	$12,096	$13,104	$11,676	$11,252	$11,966
3/20	$9,617	$11,085	$9,061	$8,682	$9,338
4/20	$10,359	$12,100	$9,824	$9,559	$9,967
5/20	$10,674	$12,193	$10,232	$9,807	$10,538
6/20	$11,089	$13,090	$10,523	$10,200	$10,715
7/20	$11,505	$14,259	$10,758	$10,726	$10,641
8/20	$12,071	$14,575	$11,243	$10,809	$11,518
9/20	$12,058	$14,341	$11,066	$10,388	$11,603
10/20	$12,159	$14,636	$11,037	$10,224	$11,725
11/20	$13,544	$15,990	$12,079	$11,737	$12,205
12/20	$14,881	$17,166	$12,898	$12,658	$12,903
1/21	$15,032	$17,692	$12,857	$12,529	$12,951
2/21	$15,297	$17,827	$12,948	$12,690	$12,968
3/21	$15,234	$17,558	$12,955	$12,666	$13,006
4/21	$15,675	$17,995	$13,508	$12,881	$13,896
5/21	$16,267	$18,412	$14,054	$13,407	$14,454
6/21	$16,443	$18,444	$14,137	$13,206	$14,840
7/21	$16,191	$17,203	$14,010	$13,011	$14,793
8/21	$16,506	$17,653	$14,616	$13,814	$15,161
9/21	$16,065	$16,952	$14,451	$13,338	$15,340
10/21	$16,481	$17,119	$14,935	$13,695	$15,956
11/21	$16,380	$16,421	$14,237	$13,045	$15,221
12/21	$16,878	$16,729	$14,557	$13,437	$15,448
1/22	$16,697	$16,413	$14,486	$13,780	$14,904
2/22	$16,114	$15,922	$14,075	$13,605	$14,248
3/22	$15,830	$15,562	$14,270	$14,002	$14,228
4/22	$15,286	$14,697	$13,660	$13,184	$13,842
5/22	$15,532	$14,761	$13,239	$13,211	$12,960
6/22	$14,328	$13,781	$12,137	$11,718	$12,268
7/22	$14,354	$13,747	$12,359	$12,000	$12,421
8/22	$14,729	$13,804	$12,489	$12,035	$12,645
9/22	$13,448	$12,186	$11,375	$11,003	$11,475
10/22	$13,694	$11,807	$11,445	$11,612	$10,980
11/22	$14,729	$13,559	$12,287	$12,719	$11,549
12/22	$14,408	$13,368	$12,131	$12,582	$11,379
1/23	$15,722	$14,424	$12,736	$13,273	$11,892
2/23	$15,448	$13,488	$12,392	$12,883	$11,597
3/23	$15,544	$13,897	$12,481	$12,920	$11,731
4/23	$15,804	$13,739	$12,663	$13,230	$11,791
5/23	$15,777	$13,509	$12,456	$12,883	$11,715
6/23	$16,748	$14,022	$12,886	$13,481	$11,981
7/23	$17,870	$14,894	$13,759	$14,368	$12,815
8/23	$17,309	$13,977	$13,381	$13,708	$12,699
9/23	$16,735	$13,611	$12,950	$13,345	$12,218
10/23	$15,900	$13,083	$12,365	$12,913	$11,509
11/23	$17,350	$14,130	$13,325	$14,001	$12,327
12/23	$18,122	$14,682	$13,853	$14,684	$12,703
1/24	$18,024	$14,000	$13,868	$14,569	$12,829
2/24	$18,931	$14,666	$14,000	$14,838	$12,837
3/24	$19,349	$15,030	$14,286	$14,828	$13,370
4/24	$19,349	$15,097	$14,026	$14,730	$12,971
5/24	$19,405	$15,182	$14,345	$14,848	$13,458
6/24	$20,019	$15,781	$14,385	$14,932	$13,456
7/24	$20,340	$15,828	$14,705	$15,320	$13,706
8/24	$20,605	$16,083	$15,019	$15,668	$13,979
9/24	$20,633	$17,157	$15,288	$16,137	$14,062
10/24	$19,754	$16,394	$14,908	$15,425	$13,983
11/24	$19,935	$15,805	$14,691	$15,098	$13,873
12/24	$20,296	$15,784	$14,667	$15,021	$13,899
1/25	$20,609	$16,066	$15,178	$15,612	$14,320
2/25	$20,808	$16,144	$15,353	$15,682	$14,585
3/25	$21,150	$16,246	$15,798	$16,144	$15,002
4/25	$21,193	$16,459	$15,991	$16,729	$14,825
5/25	$22,559	$17,161	$16,779	$17,270	$15,807
6/25	$23,769	$18,193	$17,651	$18,118	$16,673
7/25	$24,324	$18,548	$18,444	$18,512	$17,809
8/25	$24,865	$18,786	$19,270	$19,006	$18,929
9/25	$25,391	$20,130	$19,766	$19,757	$19,155
10/25	$26,089	$20,971	$20,151	$20,403	$19,276

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Global Macro Capital Opportunities Portfolio	32.07%	16.49%	10.06%
MSCI Emerging Markets Index (net of foreign withholding taxes)	27.91%	7.45%	7.68%
Blended IndexFootnote Reference1	35.17%	12.79%	7.25%
MSCI Emerging Markets Equal Country Weighted Index (net of foreign withholding taxes)	32.27%	14.81%	7.38%
MSCI Frontier Markets Index (net of foreign withholding taxes)	37.85%	10.45%	6.78%
Footnote	Description
Footnote[1]	Index consists of 50% MSCI Emerging Markets Equal Country Weighted Index and 50% MSCI Frontier Markets Index, rebalanced monthly.

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 2,611,870,097
Holdings Count | Holding	471
Advisory Fees Paid, Amount	$ 16,174,112
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,611,870,097
# of Portfolio Holdings	471
Portfolio Turnover Rate	54%
Total Advisory Fees Paid	$16,174,112

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	22.4%
South Africa	4.2%
United States	4.3%
United Arab Emirates	4.5%
Argentina	4.5%
Chile	6.0%
Taiwan	6.9%
India	8.0%
Greece	10.8%
Vietnam	13.7%
South Korea	14.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Samsung Electronics Co. Ltd.	5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.2%
SK Hynix, Inc.	2.9%
Bank of Cyprus Holdings PLC	2.7%
National Bank of Greece SA	1.8%
Nova Ljubljanska Banka DD, GDR	1.5%
Eurobank Ergasias Services & Holdings SA, Class A	1.5%
Kuwait Finance House KSCP	1.3%
National Bank of Kuwait SAKP	1.3%
Grupo Financiero Galicia SA, ADR	1.3%
Total	23.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122